Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2014	$ 316	$ 4,261	$ 153	$ 448	$ 1,420	$ 13,029	$ 19,627	$ 19	$ 19,646
Profit for the period						2,825	2,825	1	2,826
Other comprehensive income						(337)	(337)	(1)	(338)
Transfer to other reserves1					15	(15)
Dividends						(3,537)	(3,537)		(3,537)
Issue of Ordinary Shares		43					43		43
Share-based payments charge for the period (Note 27)						211	211		211
Settlement of share plan awards						(342)	(342)		(342)
Net movement		43			15	(1,195)	(1,137)		(1,137)
Equity at end of period at Dec. 31, 2015	316	4,304	153	448	1,435	11,834	18,490	19	18,509
Profit for the period						3,499	3,499	(93)	3,406
Other comprehensive income						(1,777)	(1,777)	(1)	(1,778)
Transfer to other reserves1					11	(11)
Dividends						(3,540)	(3,540)		(3,540)
Dividends paid by subsidiary to non-controlling interest								(13)	(13)
Acerta put option (Note 24)						(1,825)	(1,825)		(1,825)
Changes in non-controlling interest (Note 25)								1,903	1,903
Issue of Ordinary Shares		47					47		47
Share-based payments charge for the period (Note 27)						241	241		241
Settlement of share plan awards						(281)	(281)		(281)
Net movement		47			11	(3,694)	(3,636)	1,796	(1,840)
Equity at end of period at Dec. 31, 2016	316	4,351	153	448	1,446	8,140	14,854	1,815	16,669
Profit for the period						3,001	3,001	(133)	2,868
Other comprehensive income						639	639		639
Transfer to other reserves1					(18)	18
Dividends						(3,543)	(3,543)		(3,543)
Issue of Ordinary Shares	1	42					43		43
Share-based payments charge for the period (Note 27)						220	220		220
Settlement of share plan awards						(254)	(254)		(254)
Net movement	1	42			(18)	81	106	(133)	(27)
Equity at end of period at Dec. 31, 2017	$ 317	$ 4,393	$ 153	$ 448	$ 1,428	$ 8,221	$ 14,960	$ 1,682	$ 16,642